Summary of Significant Accounting Policies - Schedule of Estimated Lives of Equipment (Details) (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Computer Equipment [Member]
Estimated lives	5 years	5 years
Vehicles [Member]
Estimated lives	5 years	5 years